INVENTORIES - Movements in the provision for impairment of inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movements in the provision for impairment of inventories
As at January 1,		¥ (20,547,556)
Written off upon sales of inventories		(353,945)	¥ 154,294	¥ 1,662,388
As at December 31,	$ (2,975,735)	(20,459,668)	(20,547,556)
Inventories pledged for bank and other borrowings		0	0
Provision for impairment
Movements in the provision for impairment of inventories
As at January 1,		457,252	719,560
Provision for impairment of inventories		(2,413,098)	(194,588)
Reversal arising from increase in net realisable value		(165,510)	(89,318)
Written off upon sales of inventories		(1,893,643)	(259,564)
Disposal of subsidiaries			(108,014)
As at December 31,		¥ 811,197	¥ 457,252	¥ 719,560